Direct participating contracts (Tables)	12 Months Ended
Dec. 31, 2023
Direct Participating Contracts [Abstract]
Direct Participating Contracts

	2023 £m	2022 £m
Cash and cash equivalents	2	2
Financial assets at fair value through profit or loss	103,022	92,037
Other assets	154	331
Derivative financial instruments	(1,337)	(1,022)
Other liabilities	(416)	(422)
Fair value of underlying items in respect of direct participating contracts	101,425	90,926